Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

SunAmerica Focused Large-Cap Growth Portfolio (the “Portfolio”)

Supplement dated October 11, 2011 to the Prospectus

dated March 1, 2011 as supplemented and amended to date

Effective immediately, Janet Walsh serves as the portfolio manager of the Portfolio, replacing John Massey. Accordingly, under the heading “Portfolio Manager,” on page 6 of the Prospectus, the portfolio management disclosure pertaining to the Portfolio is hereby deleted in its entirety and replaced with the following:

“Name	Portfolio Manager of the Fund Since	Title
Janet Walsh	2011	Senior Vice President at SunAmerica”

In addition, under the heading “Information About Advisors,” on page 72 of the Prospectus, the portfolio management disclosure pertaining to John Massey is hereby deleted in its entirety and replaced with the following:

“Portfolio	Name, Title and Affiliation of Portfolio Manager	Experience
Focused Large Cap Growth Portfolio	Janet Walsh Portfolio Manager and Senior Vice-President (SunAmerica)	Ms. Walsh is Senior Vice President and Portfolio Manager at SunAmerica Asset Management Corp. and co-heads the SunAmerica Large-Cap Equity Team. Ms. Walsh has over 15 years of investment experience, with extensive expertise in the technology and telecom sectors. Prior to joining SunAmerica in September 2011, Ms. Walsh was a portfolio manager and Global Technology Sector Head at AllianceBernstein L.P. She also headed the firm’s global technology and telecommunications analyst team. For the past 14 years, Ms. Walsh managed the technology sub-fund of the Alliance Global Research Growth Product, a global sector-driven growth institutional and retail strategy, and was lead-manager for all other Alliance global technology portfolios since 2003. Ms. Walsh holds an A.B. cum laude from Harvard University and an M.B.A. from the Columbia University Graduate School of Business.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_FOCPR_2-11

SUNAMERICA SERIES, INC.

SunAmerica Focused Large-Cap Growth Portfolio (the “Portfolio”)

Supplement dated October 11, 2011 to the Statement of Additional Information (“SAI”)

dated March 1, 2011, as supplemented and amended to date

Effective immediately, Janet Walsh serves as the portfolio manager of the Portfolio, replacing John Massey. Accordingly, under the heading “Additional Information About the Portfolio Managers” on page B-52 of the SAI, the information pertaining to the Portfolio is hereby deleted and replaced with the following:

Number of Other Accounts Managed and Total Assets by Account ($ millions)				Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Janet Walsh*	3	0	0	0	0	0
	$293	$0	$0	$0	$0	$0

*	As of September 30, 2011

In addition, under the heading “Portfolio Ownership” in the table on page B-53 of the SAI, the information pertaining to the Portfolio is hereby deleted and replaced with the following:

“Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Janet Walsh	None”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_FOCPR_2-11